Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Product costs	$ 180	$ 187	$ 197
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Accounts payable	19	12
Management Fees Revenue	66	64	65
Common Management Transaction [Member]
Related Party Transaction [Line Items]
Service revenues	$ 144	$ 111	$ 115